UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 86.35%
Alabama — 0.30%
University of Alabama Revenue (University Hospital), Series C,
0.110%, VRD	10,000,000	10,000,000

Alaska — 0.48%
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A,
0.130%, VRD	6,900,000	6,900,000
Series C,
0.130%, VRD	9,215,000	9,215,000

		16,115,000

Arizona — 0.08%
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A,
0.140%, VRD	2,700,000	2,700,000

California — 1.34%
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.110%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B,
0.110%, VRD	3,200,000	3,200,000
California Housing Finance Agency Revenue (Home Mortgage), Series M,
0.120%, VRD[1]	8,775,000	8,775,000
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	26,000,000	26,117,544
Roseville Joint Union High School District Tax & Revenue Anticipation Notes,
1.500%, due 09/24/13	3,500,000	3,518,142
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A,
0.110%, VRD	5,000	5,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C,
0.110%, VRD	1,095,000	1,095,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A,
0.110%, VRD	1,600,000	1,600,000

		45,510,686

Colorado — 2.08%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.130%, VRD[2,3]	16,555,000	16,555,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7,
0.150%, VRD	4,765,000	4,765,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.130%, VRD	1,725,000	1,725,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.150%, VRD	21,180,000	21,180,000
Series A2,
0.150%, VRD	2,530,000	2,530,000
Series A3,
0.150%, VRD	23,845,000	23,845,000

		70,600,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — 1.07%
District of Columbia Revenue (German Marshall Fund of United States),
0.120%, VRD	8,000,000	8,000,000
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/13	15,000,000	15,133,547
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.100%, VRD	2,000,000	2,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.140%, VRD	11,000,000	11,000,000

		36,133,547

Florida — 3.05%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059),
0.120%, VRD[2,3]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.140%, VRD	19,860,000	19,860,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.130%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J, (FNMA Insured),
0.120%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation, Series E,
0.140%, VRD	23,145,000	23,145,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1,
0.150%, VRD	16,800,000	16,800,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital),
Series B,
0.120%, VRD	13,750,000	13,750,000
Series C,
0.120%, VRD	9,790,000	9,790,000

		103,635,000

Georgia — 3.06%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13[4]	41,000,000	41,346,450
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.130%, VRD	10,000,000	10,000,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.100%, VRD	15,500,000	15,500,000
Series B-2,
0.100%, VRD	3,500,000	3,500,000
Series C-3,
0.100%, VRD	5,300,000	5,300,000
Series C-4,
0.100%, VRD	9,925,000	9,925,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Georgia — (concluded)
Private Colleges & Universities Authority Revenue Refunding (Mercer University),
Series A,
0.140%, VRD	7,365,000	7,365,000
Series C,
0.140%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series A,
0.140%, VRD	2,550,000	2,550,000

		103,781,450

Idaho — 0.50%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	17,000,000	17,073,598

Illinois — 9.26%
Chicago Board of Education Refunding (Dedicated Revenue), Series A,
0.150%, VRD	8,400,000	8,400,000
Chicago Board of Education Refunding, Series B,
0.150%, VRD	6,490,000	6,490,000
City of Chicago (Neighborhoods Alive 21), Series B,
0.150%, VRD	32,535,000	32,535,000
City of Chicago,
Series B-2,
0.150%, VRD	3,785,000	3,785,000
Series D-1,
0.130%, VRD	1,800,000	1,800,000
Chicago Sales Tax Revenue Refunding
0.170%, VRD	35,635,000	35,635,000
Chicago Sales Tax Revenue Refunding, Series D-2,
0.130%, VRD	16,700,000	16,700,000
Chicago Waterworks Revenue (Second Lien),
Subseries 2000-1,
0.160%, VRD	26,000,000	26,000,000
Subseries 2000-2,
0.160%, VRD	24,550,000	24,550,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.120%, VRD[2,3]	9,795,000	9,795,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.130%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.150%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.110%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.130%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago), Series C,
0.120%, VRD	8,740,000	8,740,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.130%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co., Project),
0.120%, VRD	5,675,000	5,675,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.130%, VRD	9,068,000	9,068,000
Illinois Finance Authority Revenue (Wesleyan University),
0.130%, VRD	7,535,000	7,535,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.120%, VRD	8,345,000	8,345,000
Illinois Finance Authority Revenue Refunding (Swedish Conevant), Series A,
0.120%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.130%, VRD	7,684,000	7,684,000
Lombard Revenue (National University Health Sciences Project),
0.120%, VRD	7,280,000	7,280,000
South Suburban Joint Action Water Agency Revenue,
0.150%, VRD	5,550,000	5,550,000

		314,067,000

Indiana — 1.12%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.120%, VRD	8,300,000	8,300,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.110%, VRD	4,400,000	4,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4,
0.130%, VRD	3,700,000	3,700,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D,
0.110%, VRD	3,280,000	3,280,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.130%, VRD	6,000,000	6,000,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.120%, VRD	4,000,000	4,000,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.120%, VRD	8,300,000	8,300,000

		37,980,000

Kansas — 1.35%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.100%, VRD	6,500,000	6,500,000
Series B-2,
0.100%, VRD	23,030,000	23,030,000
Series B-3,
0.120%, VRD	5,200,000	5,200,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured),
0.130%, VRD	11,000,000	11,000,000

		45,730,000

Kentucky — 1.55%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.120%, VRD	5,500,000	5,500,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Kentucky — (concluded)
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.130%, VRD	6,750,000	6,750,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.140%, VRD	11,185,000	11,185,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.140%, VRD	7,695,000	7,695,000
Series B,
0.140%, VRD	4,465,000	4,465,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.130%, VRD	3,425,000	3,425,000
Shelby County Lease Revenue, Series A,
0.140%, VRD	50,000	50,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.140%, VRD	11,440,000	11,440,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.120%, VRD	2,010,000	2,010,000

		52,520,000

Louisiana — 0.09%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B,
0.120%, VRD	600,000	600,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.090%, VRD	2,500,000	2,500,000

		3,100,000

Maryland — 2.71%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.120%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.120%, VRD	8,605,000	8,605,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital),
0.120%, VRD	18,455,000	18,455,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.110%, VRD	2,965,000	2,965,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured),
0.120%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.150%, VRD	20,455,000	20,455,000
Series A-7,
0.150%, VRD	26,100,000	26,100,000
Series A-9,
0.160%, VRD	4,650,000	4,650,000

		91,885,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Massachusetts — 2.59%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E,
0.100%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.110%, VRD	13,279,000	13,279,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series Y,
0.090%, VRD	5,600,000	5,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3,
0.110%, VRD	3,990,000	3,990,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	34,000,000	34,041,000
University of Massachusetts Building Authority Revenue Refunding, Series 1,
0.120%, VRD	20,410,000	20,410,000

		88,020,000

Michigan — 1.84%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.140%, VRD	2,800,000	2,800,000
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), Series C,
0.120%, VRD	11,395,000	11,395,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.100%, VRD	20,185,000	20,185,000
Series F,
0.090%, VRD	4,675,000	4,675,000
Michigan State Housing Development Authority,
Series B,
0.140%, VRD[1]	13,100,000	13,100,000
Series D,
0.120%, VRD	5,300,000	5,300,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project), Series A,
0.130%, VRD	4,850,000	4,850,000

		62,305,000

Minnesota — 0.51%
Minnesota State General Obligation Refunding, Series F,
4.000%, due 08/01/13	3,600,000	3,645,824
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.120%, VRD	13,800,000	13,800,000

		17,445,824

Mississippi — 2.96%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.140%, VRD	15,900,000	15,900,000
Series C,
0.130%, VRD	20,745,000	20,745,000
Series D,
0.140%, VRD	4,400,000	4,400,000
Series G,
0.130%, VRD	31,730,000	31,730,000
Series J,
0.140%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Mississippi — (concluded)
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.130%, VRD	22,500,000	22,500,000

		100,275,000

Missouri — 2.41%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.130%, VRD	7,000,000	7,000,000
Series C-5
0.120%, VRD	30,300,000	30,300,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C,
0.130%, VRD	15,700,000	15,700,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System), Series C,
0.100%, VRD	6,000,000	6,000,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Healthcare), Series C-3,
0.120%, VRD	22,700,000	22,700,000

		81,700,000

Nebraska — 0.28%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.170%, VRD	9,500,000	9,500,000

Nevada — 0.24%
City of Las Vegas, Series C
0.150%, VRD	8,000,000	8,000,000

New Hampshire — 0.40%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.150%, VRD[2,3]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (River College),
0.140%, VRD	4,880,000	4,880,000

		13,705,000

New Jersey — 2.05%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.110%, VRD	2,020,000	2,020,000
Camden County Improvement Authority Revenue (Senior Redevelopment–Harvest Village Project), Series A,
0.140%, VRD	6,220,000	6,220,000
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.100%, VRD	3,305,000	3,305,000
Subseries A-4,
0.100%, VRD	2,275,000	2,275,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey — (concluded)
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.180%, VRD	6,100,000	6,100,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.140%, VRD[1]	3,200,000	3,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.110%, VRD	2,985,000	2,985,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
0.110%, VRD	1,425,000	1,425,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.240%, VRD	1,310,000	1,310,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.130%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.160%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B,
0.110%, VRD	4,195,000	4,195,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.110%, VRD	3,040,000	3,040,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
0.110%, VRD	1,075,000	1,075,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.120%, VRD	4,155,000	4,155,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.100%, VRD	1,345,000	1,345,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.120%, VRD	1,300,000	1,300,000
Series D,
0.110%, VRD	10,100,000	10,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.110%, VRD	2,155,000	2,155,000
Rutgers State University Revenue, Series G,
0.140%, VRD	5,795,000	5,795,000

		69,710,000

New York — 11.34%
Bay Shore Union Free School District Tax Anticipation Notes,
1.500%, due 06/21/13	17,000,000	17,047,665
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.110%, VRD	7,690,000	7,690,000
Long Island Power Authority, Series D,
0.110%, VRD	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.130%, VRD	21,000,000	21,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.110%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured),
0.100%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A,
0.130%, VRD	2,090,000	2,090,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.150%, VRD	34,400,000	34,400,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B,
0.110%, VRD	2,500,000	2,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.120%, VRD	16,200,000	16,200,000
Series BB-2,
0.150%, VRD	10,000,000	10,000,000
Series BB-5,
0.130%, VRD	18,600,000	18,600,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series A,
0.140%, VRD	1,200,000	1,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C,
0.110%, VRD	1,700,000	1,700,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, (Second General), Series DD-2,
0.120%, VRD	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A,
0.120%, VRD	23,720,000	23,720,000
New York City,
Subseries B-3,
0.100%, VRD	2,045,000	2,045,000
Subseries G-4,
0.130%, VRD	25,500,000	25,500,000
Subseries L-4,
0.130%, VRD	6,700,000	6,700,000
Subseries L-6,
0.120%, VRD	33,465,000	33,465,000
Series F, Subseries F-3,
0.150%, VRD	10,000,000	10,000,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries B-3,
0.120%, VRD	34,260,000	34,260,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4,
0.130%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.110%, VRD	4,600,000	4,600,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A,
0.120%, VRD	5,300,000	5,300,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.110%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured),
0.120%, VRD	4,700,000	4,700,000
North Hempstead Township Bond Anticipation Notes, Series B,
1.000%, due 06/07/13	37,822,062	37,871,147
Port Washington Union Free School District Tax Anticipation Notes,
1.000%, due 06/20/13	9,500,000	9,516,212
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements),
0.800%, due 08/09/13	10,840,000	10,860,771
Triborough Bridge & Tunnel Authority Revenue,
Series B-2C,
0.130%, VRD	9,755,000	9,755,000
Series B-3,
0.130%, VRD	7,750,000	7,750,000

		384,770,795

North Carolina — 4.46%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.130%, VRD	27,445,000	27,445,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H,
0.130%, VRD	53,680,000	53,680,000
Guilford County, Series B,
0.120%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.100%, VRD	13,390,000	13,390,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
0.100%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.160%, VRD	15,810,000	15,810,000
Union County,
Series A,
0.130%, VRD	14,945,000	14,945,000
Series B,
0.130%, VRD	2,695,000	2,695,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.150%, VRD	11,405,000	11,405,000

		151,415,000

Ohio — 4.03%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.120%, VRD	5,655,000	5,655,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.120%, VRD	12,820,000	12,820,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (concluded)
Columbus Sewer Revenue, Series B,
0.100%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.120%, VRD	11,000,000	11,000,000
Ohio (Common Schools),
Series A,
0.100%, VRD	3,860,000	3,860,000
Series B,
0.100%, VRD	3,240,000	3,240,000
0.110%, VRD	35,015,000	35,015,000
Series D,
0.120%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139)
0.130%, VRD[2,3]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.130%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.100%, VRD	4,100,000	4,100,000
Series B,
0.100%, VRD	4,100,000	4,100,000

		136,675,000

Oregon — 0.97%
Oregon Health & Science University Revenue, Series C,
0.130%, VRD	4,795,000	4,795,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.120%, VRD	8,395,000	8,395,000
Oregon State Tax Anticipation Notes, Series A,
2.000%, due 06/28/13	14,000,000	14,060,742
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.120%, VRD	5,600,000	5,600,000

		32,850,742

Pennsylvania — 3.29%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.140%, VRD	2,000,000	2,000,000
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center),
Series B-1,
0.110%, VRD	15,000,000	15,000,000
Series B-2,
0.110%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.)
0.140%, VRD	5,500,000	5,500,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.130%, VRD	3,750,000	3,750,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.100%, VRD	2,450,000	2,450,000
Emmaus General Authority Revenue, Subseries H-19,
0.130%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Pennsylvania State University Refunding, Series B, (Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	10,000,000	10,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.120%, VRD	4,000,000	4,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.110%, VRD	36,645,000	36,645,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes,
2.000%, due 07/02/13	13,000,000	13,058,557
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.100%, VRD	8,985,000	8,985,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B,
0.130%, VRD	3,395,000	3,395,000

		111,783,557

Rhode Island — 0.13%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.120%, VRD	4,470,000	4,470,000

South Carolina — 0.94%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B,
0.120%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health),
Series C,
0.110%, VRD	4,980,000	4,980,000
Series D,
0.120%, VRD	5,000,000	5,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.130%, VRD[2,3]	13,030,000	13,030,000

		32,010,000

South Dakota — 0.38%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.170%, VRD	12,965,000	12,965,000

Tennessee — 1.10%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A,
0.140%, VRD	4,000,000	4,000,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.130%, VRD	11,500,000	11,500,000
Shelby County Public Improvement and School, Series B,
0.110%, VRD	21,780,000	21,780,000

		37,280,000

Texas — 11.78%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured),
0.110%, VRD[2,3]	7,595,000	7,595,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.140%, VRD	13,745,000	13,745,000
Subseries C-2,
0.140%, VRD	40,485,000	40,485,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.140%, VRD	21,200,000	21,200,000
Series A-2,
0.140%, VRD	19,055,000	19,055,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.120%, VRD	8,630,000	8,630,000
Houston Airport System Revenue Refunding (Sub Lien),
0.120%, VRD	5,000,000	5,000,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
2.000%, due 06/28/13	5,000,000	5,021,652
0.140%, VRD	5,300,000	5,300,000
Series B,
0.120%, VRD	12,600,000	12,600,000
0.130%, VRD	19,600,000	19,600,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured),
0.120%, VRD[2,3]	17,945,000	17,945,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.120%, VRD	38,450,000	38,450,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.120%, VRD[2,3]	8,935,000	8,935,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project) Series C,
0.110%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.120%, VRD	10,000,000	10,000,000
Series B,
0.110%, VRD	26,085,000	26,085,000
Texas State (Veteran Housing Assistance Fund II),
0.100%, VRD	11,770,000	11,770,000
Texas State (Veterans), Series A,
0.130%, VRD	2,495,000	2,495,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	60,000,000	60,563,623
University of Texas Permanent University (Funding System), Series A,
0.100%, VRD	13,800,000	13,800,000
University of Texas University Revenue (Financing Systems), Series B,
0.100%, VRD	19,230,000	19,230,000
Waco Educational Finance Corp. Revenue Refunding (Baylor University), Series A,
0.190%, VRD	29,665,000	29,665,000

		399,770,275

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Utah — 0.38%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.140%, VRD	2,240,000	2,240,000
Series D,
0.130%, VRD	8,730,000	8,730,000
Utah Transportation Authority Sales Tax Revenue, Subseries B,
0.140%, VRD	1,985,000	1,985,000

		12,955,000

Vermont — 0.36%
Winooski Special Obligation Refunding, Series A,
0.130%, VRD	12,265,000	12,265,000

Virginia — 2.59%
Albermarle County Economic Development Authority Hospital Revenue (Martha Jefferson Hospital),
Series A,
0.130%, VRD	12,600,000	12,600,000
Series B,
0.130%, VRD	13,850,000	13,850,000
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.130%, VRD	15,000,000	15,000,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.120%, VRD	8,415,000	8,415,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D,
0.110%, VRD	10,500,000	10,500,000
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B,
0.140%, VRD	27,500,000	27,500,000

		87,865,000

Washington — 2.27%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.130%, VRD[2,3]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.140%, VRD	32,900,000	32,900,000
Series B,
0.120%, VRD	21,950,000	21,950,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project),
0.120%, VRD	8,270,000	8,270,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.100%, VRD	8,880,000	8,880,000

		77,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
West Virginia — 0.21%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co.–Kammer), Series B,
0.110%, VRD	7,100,000	7,100,000

Wisconsin — 0.80%
Wisconsin Center District Tax Revenue, Series A,
0.120%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
0.110%, VRD	9,260,000	9,260,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System),
0.130%, VRD	7,970,000	7,970,000

		27,230,000

Total municipal bonds and notes (cost—$2,929,897,474)		2,929,897,474

Tax-exempt commercial paper—14.78%
California — 0.24%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.150%, due 07/16/13	8,000,000	8,000,000

Connecticut — 0.97%
Yale University,
0.120%, due 04/09/13	17,775,000	17,775,000
0.130%, due 04/12/13	15,000,000	15,000,000

		32,775,000

Georgia — 0.29%
Emory University,
0.150%, due 06/07/13	9,965,000	9,965,000

Illinois — 0.26%
Illinois Educational Facilities Authority Revenue,
0.140%, due 04/01/13	8,685,000	8,685,000

Kentucky — 1.47%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.370%, due 03/01/19	50,000,000	50,000,000

Maryland — 1.99%
Johns Hopkins University,
0.120%, due 05/06/13	13,000,000	13,000,000
0.130%, due 05/09/13	16,004,000	16,004,000
0.140%, due 05/20/13	10,000,000	10,000,000
0.140%, due 05/21/13	16,000,000	16,000,000
Montgomery County,
0.140%, due 04/04/13	2,700,000	2,700,000
0.150%, due 05/15/13	10,000,000	10,000,000

		67,704,000

Michigan — 0.29%
University of Michigan,
0.140%, due 05/20/13	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Minnesota — 2.25%
Mayo Clinic,
0.170%, due 05/02/13	14,900,000	14,900,000
0.160%, due 06/17/13	30,000,000	30,000,000
University of Minnesota,
0.150%, due 06/05/13	14,000,000	14,000,000
0.150%, due 06/06/13	17,500,000	17,500,000

		76,400,000

Missouri — 0.56%
Curators University,
0.150%, due 05/03/13	4,000,000	4,000,000
0.140%, due 05/20/13	15,000,000	15,000,000

		19,000,000

New York — 0.34%
Metropolitan Transportation Authority,
0.170%, due 06/05/13	11,500,000	11,500,000

Ohio — 0.29%
Cleveland Clinic,
0.160%, due 07/03/13	10,000,000	10,000,000

Tennessee — 0.77%
Vanderbilt University,
0.230%, due 09/03/13	12,000,000	12,000,000
0.200%, due 10/03/13	14,205,000	14,205,000

		26,205,000

Texas — 3.48%
Methodist Hospital,
0.140%, due 04/04/13	28,010,000	28,010,000
0.220%, due 08/05/13	8,000,000	8,000,000
University of Texas,
0.120%, due 04/03/13	10,000,000	10,000,000
0.130%, due 04/03/13	11,000,000	11,000,000
0.130%, due 05/06/13	20,500,000	20,500,000
0.130%, due 05/08/13	21,650,000	21,650,000
0.140%, due 05/16/13	18,900,000	18,900,000

		118,060,000

Virginia — 1.34%
University of Virginia,
0.150%, due 04/03/13	10,000,000	10,000,000
0.130%, due 04/05/13	11,600,000	11,600,000
0.140%, due 06/06/13	12,000,000	12,000,000
0.150%, due 06/17/13	11,750,000	11,750,000

		45,350,000

Washington — 0.24%
University of Washington,
0.140%, due 05/03/13	8,000,000	8,000,000

Total tax-exempt commercial paper (cost—$501,644,000)		501,644,000

Total investments (cost — $3,431,541,474 which approximates cost for federal income tax purposes) — 101.13%		3,431,541,474
Liabilities in excess of other assets — (1.13)%		(38,461,471)

Net assets (applicable to 3,393,815,242 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		3,393,080,003

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Municipal bonds and notes	–	2,929,897,474	–	2,929,897,474
Tax-exempt commercial paper	–	501,644,000	–	501,644,000
Total	–	3,431,541,474	–	3,431,541,474

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 23 days

Portfolio footnotes

[1]	Security subject to Alternative Minimum Tax.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.01% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[4]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2013 and reset periodically.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2012.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2013